Note 1 - Segment Information (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Profit (loss) before tax	$ 3,165,937	$ 1,242,766	$ (619,267)
Contract liabilities	242,900	92,400	48,700
Revenues	$ 11,762,526	$ 6,521,207	$ 5,146,734
Tenaris [member] | Government customers [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	22.00%	23.00%	24.00%
USA
Disclosure of operating segments [line items]
Percentage of entity's revenue	42.00%
Argentina
Disclosure of operating segments [line items]
Percentage of entity's revenue	13.00%
Mexico
Disclosure of operating segments [line items]
Percentage of entity's revenue	10.00%
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Profit (loss) before tax	$ 77,900	$ 45,600	$ 16,900